PROPERTY, PLANT AND EQUIPMENT - Valuation Technique (Details) - Property, plant and equipment - Recurring fair value measurement - Discounted cash flow model	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Terminal Value Multiple	23	21
Investment Horizon	10 years	10 years
Interest rate, measurement input
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	7	7